CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Service Revenues
Mobile value added services		$ 199,816	$ 139,588	$ 106,103
Advertising services (including transactions with related parties of US$30, US$0 and US$742 for the years ended December 31, 2014, 2015 and 2016, respectively)		103,295	71,721	72,903
Enterprise mobility		2,249	27,416	16,035
Other services (including transactions with related parties of US$0, US$0 and US$34 for the years ended December 31, 2014, 2015 and 2016, respectively)		742	5,352	4,641
Product Revenues
Enterprise mobility (including transactions with related parties of US$5,362, US$1,533 and US$1,163 for the years ended December 31, 2014, 2015 and 2016, respectively)		36,948	162,614	132,642
Total Net Revenues		343,050	406,691	332,324
Cost of revenues
Cost of services (including transactions with a related party of US$0, US$117 and US$0 for the years ended December 31, 2014, 2015 and 2016, respectively)		(225,594)	(158,446)	(98,235)
Cost of products sold		(35,475)	(160,906)	(128,416)
Total cost of revenues		(261,069)	(319,352)	(226,651)
Gross profit (loss)		81,981	87,339	105,673
Operating expenses
Selling and marketing expenses* (including transactions with a related party of US$163, US$0 and US$0 for the years ended December 31, 2014, 2015 and 2016, respectively)		(19,980)	(26,752)	(29,962)
General and administrative expenses		(52,553)	(65,458)	(131,001)
Research and development expenses		(22,359)	(29,020)	(25,665)
Impairment loss of goodwill and intangible assets		(98,902)
Total operating expenses		(193,794)	(121,230)	(186,628)
Loss from operations		(111,813)	(33,891)	(80,955)
Interest expenses, net		(11,017)	(4,662)	(5,360)
Realized gain on investments		1,241	1,435	65
Realized gain/(loss) on disposal of subsidiaries		(2,963)	56,211
Impairment loss on equity investments		(12,203)	(15,452)	(5,967)
Changes in fair value of derivative liability		(1,157)
Foreign exchange loss, net		(12)	(1,693)	(391)
Other income, net		3,878	6,778	19,514
(Loss)/ Income before income taxes		(134,046)	8,726	(73,094)
Income tax (expenses)/benefits		443	(9,243)	(5,518)
Net loss		(133,603)	(517)	(78,612)
Net loss attributable to the non-controlling interest		6,010	911	2,125
Net income attributable to the mezzanine classified non-controlling interest			(1,697)	(251)
Net loss attributable to NQ Mobile Inc.		(127,593)	(1,303)	(76,738)
Net loss		(133,603)	(517)	(78,612)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil income taxes		(28,362)	(38,191)	362
Comprehensive loss		(161,965)	(38,708)	(78,250)
Comprehensive loss attributable to the non-controlling interest		10,579	4,869	2,103
Comprehensive income attributable to the mezzanine classified non-controlling interest			(1,697)	(251)
Comprehensive loss attributable to NQ Mobile Inc.		(151,386)	(35,536)	(76,398)
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense		(53)	164	263
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		416	683	1,430
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		12,350	16,077	81,129
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		$ (106)	$ (366)	$ 1,022
Class A and Class B Common Share [Member]
Other comprehensive income/(loss)
Net loss per share, basic (in US dollars per share)	[1]	$ (0.2588)	$ (0.0028)	$ (0.1902)
Net loss per share, diluted (in US dollars per share)	[1]	$ (0.2588)	$ (0.0028)	$ (0.1902)
Weighted average number of shares outstanding:
Basic (in shares)		492,939,263	466,691,632	403,443,828
Diluted (in shares)		492,939,263	466,691,632	403,443,828
ADS [Member]
Other comprehensive income/(loss)
Net loss per share, basic (in US dollars per share)	[2]	$ (1.2940)	$ (0.0140)	$ (0.9510)
Net loss per share, diluted (in US dollars per share)	[2]	$ (1.2940)	$ (0.0140)	$ (0.9510)
Weighted average number of shares outstanding:
Basic (in shares)		98,587,853	93,338,326	80,688,766
Diluted (in shares)		98,587,853	93,338,326	80,688,766

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[2]	Each ADS represents five Class A common shares. The net loss per ADS for the years ended December 31, 2014, 2015 and 2016 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.